Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2014
Prospectus

At a meeting held on September 4, 2014, the Board of Trustees approved the appointment of The Boston Company Asset Management, LLC (TBCAM) and Fisher Investments as new sub-advisers of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), TBCAM, Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Massachusetts Financial Services Company (MFS), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic).

The following information replaces similar information found in the "Fund Summary" section beginning on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers) B	0.50%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.47%
Total annual operating expenses A	1.17%
Fee waiver and/or expense reimbursement B	0.25%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.92%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.10% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2016. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

SMC-14-06  October 17, 2014
1.919462.116
1 year	$ 94
3 years	$ 305
5 years	$ 578
10 years	$ 1,360

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Massachusetts Financial Services Company (MFS), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

David A. Daglio, CFA (lead portfolio manager) has managed TBCAM's portion of the fund's assets since October 2014.

Aaron S. Anderson (co-manager), Kenneth L. Fisher (co-manager), William J. Glaser (co-manager), and Jeffery L. Silk (co-manager) have managed Fisher Investments' portion of the fund's assets since September 2014.

The following information supplements existing information found in the "Fund Management" section beginning on page 19.

TBCAM, at One Boston Place, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, TBCAM had approximately $50.6 billion in assets under management. TBCAM provides investment advisory services for the fund.

Fisher Investments, at 5525 NW Fisher Creek Drive, Camas, Washington 98607, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, Fisher Investments had approximately $58.4 billion in discretionary assets under management. Fisher Investments provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 20.

TBCAM

David A. Daglio, CFA, serves as the lead portfolio manager for TBCAM's portion of the fund's assets, which he has managed since October 2014. Mr. Daglio is a Senior Managing Director at TBCAM, has been the strategy's lead portfolio manager since August 2005 and as an analyst since January 1998.

Fisher Investments

Aaron S. Anderson serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. Aaron has been with Fisher Investments since 2005. Aaron is currently the Senior Vice President of Research since 2012 and previously served as a Capital Markets Team Leader in 2012, Research Analyst (Capital Markets) in 2011, Content Creation Team Leader in 2010, and Content Creation Analyst in 2009. Prior to joining Fisher Investments, Aaron worked at Deutsche Bank Alex. Brown as an Assistant Vice President in private wealth management.

Kenneth L. Fisher serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. Ken is the founder, CEO and Co-Chief Investment Officer of Fisher Investments since 1979.

William J. Glaser serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. William has been with Fisher Investments since 1999. He is responsible for the oversight and management of the Research and Investment Operations Groups and has been Executive Vice President of Portfolio Management since 2012. Prior to his current role, William managed the Capital Markets and Securities Research Teams and served as a Capital Markets and Securities Research Analyst.

Jeffery L. Silk serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. As one of the early employees of Fisher Investments, Jeffery has been with Fisher Investments since 1983. Jeffery is currently Vice Chairman, Co-Chief Investment Officer and member of the Investment Policy Committee (IPC) since 2005. Prior to his current responsibilities, Jeffery was President and Chief Operating Officer. He has also served as the firm's Director of Trading and Operations.

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 29, 2014
Prospectus

At a meeting held on September 4, 2014, the Board of Trustees approved the appointment of The Boston Company Asset Management, LLC (TBCAM) and Fisher Investments as new sub-advisers of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), TBCAM, Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Massachusetts Financial Services Company (MFS), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic).

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Massachusetts Financial Services Company (MFS), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

David A. Daglio, CFA (lead portfolio manager) has managed TBCAM's portion of the fund's assets since October 2014.

Aaron S. Anderson (co-manager), Kenneth L. Fisher (co-manager), William J. Glaser (co-manager), and Jeffery L. Silk (co-manager) have managed Fisher Investments' portion of the fund's assets since September 2014.

The following information supplements existing information found in the "Fund Management" section beginning on page 29.

TBCAM, at One Boston Place, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, TBCAM had approximately $50.6 billion in assets under management. TBCAM provides investment advisory services for the fund.

AMM-14-05  October 17, 2014
1.936609.113

Fisher Investments, at 5525 NW Fisher Creek Drive, Camas, Washington 98607, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, Fisher Investments had approximately $58.4 billion in discretionary assets under management. Fisher Investments provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 30.

TBCAM

David A. Daglio, CFA, serves as the lead portfolio manager for TBCAM's portion of the fund's assets, which he has managed since October 2014. Mr. Daglio is a Senior Managing Director at TBCAM, has been the strategy's lead portfolio manager since August 2005 and as an analyst since January 1998.

Fisher Investments

Aaron S. Anderson serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. Aaron has been with Fisher Investments since 2005. Aaron is currently the Senior Vice President of Research since 2012 and previously served as a Capital Markets Team Leader in 2012, Research Analyst (Capital Markets) in 2011, Content Creation Team Leader in 2010, and Content Creation Analyst in 2009. Prior to joining Fisher Investments, Aaron worked at Deutsche Bank Alex. Brown as an Assistant Vice President in private wealth management.

Kenneth L. Fisher serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. Ken is the founder, CEO and Co-Chief Investment Officer of Fisher Investments since 1979.

William J. Glaser serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. William has been with Fisher Investments since 1999. He is responsible for the oversight and management of the Research and Investment Operations Groups and has been Executive Vice President of Portfolio Management since 2012. Prior to his current role, William managed the Capital Markets and Securities Research Teams and served as a Capital Markets and Securities Research Analyst.

Jeffery L. Silk serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. As one of the early employees of Fisher Investments, Jeffery has been with Fisher Investments since 1983. Jeffery is currently Vice Chairman, Co-Chief Investment Officer and member of the Investment Policy Committee (IPC) since 2005. Prior to his current responsibilities, Jeffery was President and Chief Operating Officer. He has also served as the firm's Director of Trading and Operations.

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class F
April 29, 2014
Prospectus

At a meeting held on September 4, 2014, the Board of Trustees approved the appointment of The Boston Company Asset Management, LLC (TBCAM) and Fisher Investments as new sub-advisers of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), TBCAM, Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Massachusetts Financial Services Company (MFS), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic).

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Massachusetts Financial Services Company (MFS), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

David A. Daglio, CFA (lead portfolio manager) has managed TBCAM's portion of the fund's assets since October 2014.

Aaron S. Anderson (co-manager), Kenneth L. Fisher (co-manager), William J. Glaser (co-manager), and Jeffery L. Silk (co-manager) have managed Fisher Investments' portion of the fund's assets since September 2014.

The following information supplements existing information found in the "Fund Management" section beginning on page 22.

TBCAM, at One Boston Place, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, TBCAM had approximately $50.6 billion in assets under management. TBCAM provides investment advisory services for the fund.

AMM-F-14-04  October 17, 2014
1.965094.107

Fisher Investments, at 5525 NW Fisher Creek Drive, Camas, Washington 98607, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, Fisher Investments had approximately $58.4 billion in discretionary assets under management. Fisher Investments provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

TBCAM

David A. Daglio, CFA, serves as the lead portfolio manager for TBCAM's portion of the fund's assets, which he has managed since October 2014. Mr. Daglio is a Senior Managing Director at TBCAM, has been the strategy's lead portfolio manager since August 2005 and as an analyst since January 1998.

Fisher Investments

Aaron S. Anderson serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. Aaron has been with Fisher Investments since 2005. Aaron is currently the Senior Vice President of Research since 2012 and previously served as a Capital Markets Team Leader in 2012, Research Analyst (Capital Markets) in 2011, Content Creation Team Leader in 2010, and Content Creation Analyst in 2009. Prior to joining Fisher Investments, Aaron worked at Deutsche Bank Alex. Brown as an Assistant Vice President in private wealth management.

Kenneth L. Fisher serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. Ken is the founder, CEO and Co-Chief Investment Officer of Fisher Investments since 1979.

William J. Glaser serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. William has been with Fisher Investments since 1999. He is responsible for the oversight and management of the Research and Investment Operations Groups and has been Executive Vice President of Portfolio Management since 2012. Prior to his current role, William managed the Capital Markets and Securities Research Teams and served as a Capital Markets and Securities Research Analyst.

Jeffery L. Silk serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. As one of the early employees of Fisher Investments, Jeffery has been with Fisher Investments since 1983. Jeffery is currently Vice Chairman, Co-Chief Investment Officer and member of the Investment Policy Committee (IPC) since 2005. Prior to his current responsibilities, Jeffery was President and Chief Operating Officer. He has also served as the firm's Director of Trading and Operations.

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class L and Class N
April 29, 2014
Prospectus

At a meeting held on September 4, 2014, the Board of Trustees approved the appointment of The Boston Company Asset Management, LLC (TBCAM) and Fisher Investments as new sub-advisers of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), TBCAM, Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Massachusetts Financial Services Company (MFS), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic).

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Massachusetts Financial Services Company (MFS), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

David A. Daglio, CFA (lead portfolio manager) has managed TBCAM's portion of the fund's assets since October 2014.

Aaron S. Anderson (co-manager), Kenneth L. Fisher (co-manager), William J. Glaser (co-manager), and Jeffery L. Silk (co-manager) have managed Fisher Investments' portion of the fund's assets since September 2014.

The following information supplements existing information found in the "Fund Management" section beginning on page 25.

TBCAM, at One Boston Place, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, TBCAM had approximately $50.6 billion in assets under management. TBCAM provides investment advisory services for the fund.

AMM-L-AMM-N-14-04  October 17, 2014
1.9585472.104

Fisher Investments, at 5525 NW Fisher Creek Drive, Camas, Washington 98607, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, Fisher Investments had approximately $58.4 billion in discretionary assets under management. Fisher Investments provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 26.

TBCAM

David A. Daglio, CFA, serves as the lead portfolio manager for TBCAM's portion of the fund's assets, which he has managed since October 2014. Mr. Daglio is a Senior Managing Director at TBCAM, has been the strategy's lead portfolio manager since August 2005 and as an analyst since January 1998.

Fisher Investments

Aaron S. Anderson serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. Aaron has been with Fisher Investments since 2005. Aaron is currently the Senior Vice President of Research since 2012 and previously served as a Capital Markets Team Leader in 2012, Research Analyst (Capital Markets) in 2011, Content Creation Team Leader in 2010, and Content Creation Analyst in 2009. Prior to joining Fisher Investments, Aaron worked at Deutsche Bank Alex. Brown as an Assistant Vice President in private wealth management.

Kenneth L. Fisher serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. Ken is the founder, CEO and Co-Chief Investment Officer of Fisher Investments since 1979.

William J. Glaser serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. William has been with Fisher Investments since 1999. He is responsible for the oversight and management of the Research and Investment Operations Groups and has been Executive Vice President of Portfolio Management since 2012. Prior to his current role, William managed the Capital Markets and Securities Research Teams and served as a Capital Markets and Securities Research Analyst.

Jeffery L. Silk serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. As one of the early employees of Fisher Investments, Jeffery has been with Fisher Investments since 1983. Jeffery is currently Vice Chairman, Co-Chief Investment Officer and member of the Investment Policy Committee (IPC) since 2005. Prior to his current responsibilities, Jeffery was President and Chief Operating Officer. He has also served as the firm's Director of Trading and Operations.